Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 6,268,591	$ 775,133
Accounts receivable, net	209,047	317,455
Inventory	620,768	324,657
Prepaid expenses	317,020	74,129
Deferred offering costs	0	126,104
Total Current Assets	7,415,426	1,617,478
Non-Current Assets
Intangible assets, net	5,326,960	3,699,491
Operating lease right-of-use asset	753,363	49,347
Equipment, net	630,279	111,374
Security deposit	57,491	0
Total Non-Current Assets	6,768,093	3,860,212
Total Assets	14,183,519	5,477,690
Current liabilities
Accounts payable and accrued liabilities	316,321	186,984
Deferred revenue	3,000	0
Convertibles notes, net of discount	219,321	196,077
Convertibles notes, net of discount - related parties	1,285,400	576,693
Due to related parties	167,971	0
Financing loan - current portion	30,000	96,849
Derivative liability	0	1,055,233
Operating lease liability - current portion	147,613	50,047
Total Current Liabilities	2,169,626	2,161,883
Non-Current Liabilities
Financing loan	133,381	0
Operating lease liability	617,598	0
Total Non-Current Liabilities	750,979	0
Total Liabilities	2,920,605	2,161,883
Stockholders' Equity
Common Stock, par value $0.0001, authorized 1,000,000,000 shares, 18,522,315 and 6,140,264 issued and outstanding, respectively	1,852	614
Additional paid-in capital	124,463,845	79,680,114
Accumulated deficit	(113,203,031)	(76,365,388)
Total Stockholders' Equity	11,262,914	3,315,807
Total Liabilities and Stockholders' Equity	14,183,519	5,477,690
Series A Preferred Stocks [Member]
Stockholders' Equity
Preferred stock value	167	167
Series C Convertible Preferred Stock [Member]
Stockholders' Equity
Preferred stock value	$ 81	$ 300